Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 21, 2016
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.001
Common stock authorized (in Shares)					360,000,000
Cash and cash equivalents	$ 1,134,959		$ 85,265	$ 5,828,548
Restricted cash equivalents	$ 656,919		$ 1,306,463	$ 736,667
Account receivable	83.28%		71.89%	33.38%
Impairment of equity investments	$ 0	$ 0	$ 0	$ 0
Labor pension fund percentage	6.00%		6.00%
Percentage of monthly contribution	6.00%		6.00%
Employee benefits amount	$ 2,804	3,337	$ 13,031	11,375
Employee stock-based compensation expenses	0	0	1,241,930	2,675,205
Non-employee stock-based compensation expenses	$ 366,489	$ 4,692,003	$ 5,794,848	$ 2,631,550
Benefit percentage	50.00%		50.00%
Total revenues percentage			93.22%	46.24%
Rgene Corporation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage	84.78%
GLIA LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage	42.51%
Chartwell RX Sciences, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage	35.27%
GRAS Associates [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage	100.00%
Biotech Industries [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage	82.90%
Agriculture Industries [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage	15.50%
Biokey [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Account receivable	10.75%		16.62%
GenePharm, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Account receivable				37.48%